Commitments - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments in infrastructure funds and alternative investment funds
Contractual obligations and unfunded commitments
Amount committed	$ 2,626	$ 2,878